Investments in Other Companies (Details) - Schedule of investments in other companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Equity	$ 200,918	$ 167,740
Assets	$ 56,177	$ 46,923
Transbank S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	26.16%	26.16%
Equity	$ 109,762	$ 84,898
Assets	$ 29,015	$ 22,207
Administrador Financiero del Transantiago S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	20.00%	20.00%
Equity	$ 20,626	$ 19,158
Assets	$ 4,366	$ 3,947
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	33.33%	33.33%
Equity	$ 15,047	$ 10,728
Assets	$ 5,172	$ 3,663
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	12.33%	12.33%
Equity	$ 13,213	$ 12,609
Assets	$ 1,662	$ 1,541
Redbanc S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	38.13%	38.13%
Equity	$ 11,368	$ 9,935
Assets	$ 4,400	$ 3,842
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	15.00%	15.00%
Equity	$ 7,353	$ 6,638
Assets	$ 1,145	$ 1,025
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	26.81%	26.81%
Equity	$ 7,255	$ 6,317
Assets	2,066	1,788
Associates [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Equity	184,624	150,283
Assets	$ 47,826	$ 38,013
Servipag Ltda. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	50.00%	50.00%
Equity	$ 13,662	$ 14,930
Assets	$ 6,831	$ 7,465
Artikos Chile S.A. [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Ownership Interest	50.00%	50.00%
Equity	$ 2,632	$ 2,527
Assets	1,520	1,445
Joint Venture [Member]
Investments in Other Companies (Details) - Schedule of investments in other companies [Line Items]
Equity	16,294	17,457
Assets	$ 8,351	$ 8,910